Loans to Third Parties (Details Textual)	1 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 26, 2019 USD ($)	Jul. 12, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 26, 2019 CNY (¥)	Jul. 12, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Loans to Third Parties (Textual)
Loans to third parties	$ 5,307,535
Hengpu [Member]
Loans to Third Parties (Textual)
Loans to third parties	$ 1,723,692
Loans earning interest percentage	1.20%			1.20%
Loans due date	Jan. 10, 2020
Hengpu [Member] | RMB [Member]
Loans to Third Parties (Textual)
Loans to third parties | ¥				¥ 12,000,000
Taiding [Member]
Loans to Third Parties (Textual)
Loans to third parties		$ 711,023
Loans earning interest percentage		7.00%			7.00%
Loans due date		Jun. 25, 2020
Taiding [Member] | RMB [Member]
Loans to Third Parties (Textual)
Loans to third parties | ¥					¥ 4,950,000
Fintech [Member]
Loans to Third Parties (Textual)
Loans to third parties			$ 2,872,820
Loans earning interest percentage			4.80%			4.80%
Loans due date			Dec. 09, 2024
Fintech [Member] | RMB [Member]
Loans to Third Parties (Textual)
Loans to third parties | ¥						¥ 20,000,000